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MainStay Candriam Emerging Markets Equity Fund
MainStay Candriam Emerging Markets Equity Fund

MAINSTAY FUNDS TRUST

MainStay Candriam Emerging Markets Equity Fund

Supplement dated June 10, 2022 (“Supplement”) to the

Summary Prospectus and Prospectus dated February 28, 2022, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

The table and footnotes in the section entitled “Fees and Expenses of the Fund,” and the table in the section entitled “Example” are revised as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay Candriam Emerging Markets Equity Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay Candriam Emerging Markets Equity Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	none
Other Expenses		0.50%	0.56%	0.56%	0.52%	0.32%
Total Annual Fund Operating Expenses		1.75%	1.81%	2.56%	1.52%	1.32%
Waivers / Reimbursements	[2]	(0.25%)	(0.25%)	(0.25%)	(0.51%)	(0.31%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2],[3]	1.50%	1.56%	2.31%	1.01%	1.01%
[1]	The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 1.50%; and Class I, 1.01%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares and Class C shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023 (Class A, Investor Class and Class C shares) or February 28, 2024 (Class I and Class R6 shares) and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[3]	Restated to reflect current expense limitation agreement.

Assuming redemption at end of period
Expense Example - MainStay Candriam Emerging Markets Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
1 Year	$ 694	$ 651	$ 334	$ 103	$ 103
3 Years	1,048	1,018	773	430	388
5 Years	1,425	1,409	1,338	781	694
10 Years	$ 2,479	$ 2,501	$ 2,693	$ 1,769	$ 1,563

Assuming no redemption
Expense Example No Redemption	MainStay Candriam Emerging Markets Equity Fund Class C USD ($)
1 Year	$ 234
3 Years	773
5 Years	1,338
10 Years	$ 2,693

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.